CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Apr. 15, 2021
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollar per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	519,172	510,000
Preferred stock, shares outstanding	519,172	510,000
Common stock, par value (in dollar per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, shares issued	10,183,996	882,024		882,024
Common stock, shares outstanding	10,183,996	882,024		882,024